Supplement dated October 21, 2026, to the Statutory Prospectus dated May 1, 2026 for the following variable universal life policies:

Issued by Pacific Life Insurance Company
KeyExec VUL Pacific Select® VUL 2 MVP VUL 11 MVP VUL 11 LTP

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Statutory Prospectus, for your Policy, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company, as applicable; "you" or "your" refer to the Policy Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 347-7787, or online at PacificLife.com/Prospectuses. Please retain this supplement for future reference.

As of November 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section has been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Invesco V.I. American Value Fund Series I; Invesco Advisers, Inc.	0.76%[1]
Pacific Select Fund Dividend Growth Portfolio Class P; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.63%[1]
Pacific Select Fund International Small-Cap Portfolio Class P; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	0.91%[1]

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 1, 2026, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes

●	The Subadvisor for the Pacific Select Fund International Small-Cap will change from FIAM LLC to Wellington Management Company LLP.

Form No. 15-53376-00